UNITED STATES
    SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-21829

BBH TRUST
on behalf of the following series:

BBH Core Select
BBH Global Core Select
BBH Partner Fund - International Equity
BBH Limited Duration Fund
BBH Intermediate Municipal Bond Fund

 (Exact name of Registrant as specified in charter)

140 Broadway,
New York, NY 10005
(Address of principal executive offices)

Corporation Services Company,
2711 Centerville Road, Suite 400,
Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 575-1265

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

ITEM 1. SCHEDULES OF INVESTMENTS
BBH Core Select
PORTFOLIO OF INVESTMENTS
July 31, 2017 (unaudited)

Shares				Value

	COMMON STOCKS (90.5%)

	BASIC MATERIALS (5.0%)

766,818	Celanese Corp. (Series A)			$ 73,744,887
553,104	Praxair, Inc.			71,992,017
	Total Basic Materials			145,736,904

	COMMUNICATIONS (17.8%)

172,353	Alphabet, Inc. (Class C)[1]			160,374,467
4,637,026	Comcast Corp. (Class A)			187,567,702
3,861,263	Discovery Communications, Inc. (Class C)[1]			89,311,013
2,600,920	Liberty Global, Plc. (Class C) (United Kingdom)[1]			85,232,148
	Total Communications			522,485,330

	CONSUMER CYCLICAL (4.0%)

673,533	Bed, Bath & Beyond, Inc.			20,138,637
2,828,450	Liberty Interactive Corp. QVC Group (Class A)[1]			67,713,093
365,070	Wal-Mart Stores, Inc.			29,201,949
	Total Consumer Cyclical			117,053,679

	CONSUMER NON-CYCLICAL (32.6%)

375,666	Dentsply Sirona, Inc.			23,302,562
743,131	Diageo, Plc. ADR (United Kingdom)			97,030,615
654,163	FleetCor Technologies, Inc.[1]			99,472,026
246,200	Henry Schein, Inc.[1]			44,860,102
674,650	Nestle SA ADR (Switzerland)			56,866,248
1,830,010	Nielsen Holdings, Plc. (United Kingdom)			78,708,730
1,652,887	Novartis AG ADR (Switzerland)			140,825,972
2,018,364	PayPal Holdings, Inc.[1]			118,175,212
864,754	Perrigo Co., Plc. (Ireland)			64,787,370
1,999,061	Sabre Corp.			44,239,220
1,202,233	Unilever NV (NY Shares) (Netherlands)			69,933,894
1,914,194	Zoetis, Inc.			119,675,409
	Total Consumer Non-Cyclical			957,877,360

	FINANCIALS (17.2%)

768	Berkshire Hathaway, Inc. (Class A)[1]			201,819,648
2,863,230	US Bancorp			151,121,279
2,836,442	Wells Fargo & Co.			152,997,682
	Total Financials			505,938,609

	INDUSTRIALS (1.5%)

577,571	Waste Management, Inc.			43,404,460
	Total Industrials			43,404,460

	TECHNOLOGY (12.4%)

1,031,408	Microsoft Corp.			74,983,362
4,304,210	Oracle Corp.			214,909,205

Shares				Value

	COMMON STOCKS (continued)

	TECHNOLOGY (continued)

1,411,715	QUALCOMM, Inc.			$ 75,089,121
	Total Technology			364,981,688

	Total Common Stocks (Identified cost $1,640,558,158)			2,657,478,030

Principal Amount		Maturity Date	Interest Rate

	REPURCHASE AGREEMENTS (5.0%)

$147,000,000	National Australia Bank (Agreement dated 7/31/2017 collateralized by U.S. Treasury Note 2.25%, due 02/15/27, original par $149,245,000, valued at $149,946,452)	08/01/17	1.000%	147,000,000
	Total Repurchase Agreements (Identified cost $147,000,000)			147,000,000

	U.S. TREASURY BILLS (2.5%)

75,000,000	U.S. Treasury Bills[2]	10/05/17	0.000	74,857,875
	Total U.S. Treasury Bills (Identified cost $74,861,198)			74,857,875

TOTAL INVESTMENTS (Identified cost $1,862,419,356)[3]			98.0%	$2,879,335,905
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			2.0%	58,390,550
NET ASSETS			100.0%	$2,937,726,455

_____________

[1]	Non-income producing security.
[2]	Security issued with a zero coupon. Income is recognized through accretion of discount.
[3]
The aggregate cost for federal income tax purposes is $1,862,419,356, the aggregate gross unrealized appreciation is $1,067,180,497 and the aggregate gross unrealized depreciation is $50,263,948, resulting in net unrealized appreciation of $1,016,916,549.

Abbreviations:
ADR	−	American Depositary Receipt.

FAIR VALUE MEASUREMENTS
BBH Core Select (the "Fund") is required to disclose information regarding the fair value measurements of the Fund's assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund's own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three levels defined by the fair value hierarchy are as follows:
— Level 1 – unadjusted quoted prices in active markets for identical investments.
— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
— Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes "observable" requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser's perceived risk of that instrument.
Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.
Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of July 31, 2017.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of July 31, 2017
Common Stocks:
Basic Materials	$ 145,736,904	$ –	$ –	$ 145,736,904
Communications	522,485,330	–	–	522,485,330
Consumer Cyclical	117,053,679	–	–	117,053,679
Consumer Non-Cyclical	957,877,360	–	–	957,877,360
Financials	505,938,609	–	–	505,938,609
Industrials	43,404,460	–	–	43,404,460
Technology	364,981,688	–	–	364,981,688
Repurchase Agreements	–	147,000,000	–	147,000,000
U.S. Treasury Bills	–	74,857,875	–	74,857,875
Investments, at value	$2,657,478,030	$ 221,857,875	$ –	$2,879,335,905

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended July 31, 2017.

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.

BBH Global Core Select
PORTFOLIO OF INVESTMENTS
July 31, 2017 (unaudited)

Shares				Value

	COMMON STOCKS (93.6%)

	CANADA (1.3%)

	FINANCIALS

22,550	Intact Financial Corp.			$ 1,748,853

	Total Canada			1,748,853

	FRANCE (9.8%)

	COMMUNICATIONS

94,270	JCDecaux S.A.			3,351,139

	CONSUMER NON-CYCLICAL

40,200	Sanofi			3,832,312

	DIVERSIFIED

37,300	Wendel S.A.			5,612,399

	Total France			12,795,850

	GERMANY (3.1%)

	BASIC MATERIALS

32,400	Brenntag AG			1,836,964
42,400	Fuchs Petrolub SE			2,231,846

	Total Germany			4,068,810

	IRELAND (2.1%)

	CONSUMER NON-CYCLICAL

36,354	Perrigo Co., Plc.			2,723,642

	Total Ireland			2,723,642

	ITALY (3.0%)

	CONSUMER NON-CYCLICAL

528,900	Davide Campari-Milano SpA			3,912,434

	Total Italy			3,912,434

	NETHERLANDS (4.2%)

	CONSUMER NON-CYCLICAL

23,900	Heineken Holding NV			2,346,713
52,900	Unilever NV			3,084,889

	Total Netherlands			5,431,602

	SWITZERLAND (6.6%)

	CONSUMER NON-CYCLICAL

29,375	Nestle SA			2,490,210
70,626	Novartis AG			6,033,198

	Total Switzerland			8,523,408

	UNITED KINGDOM (18.2%)

	COMMUNICATIONS

111,949	Liberty Global, Plc. (Series C)[1]			3,668,569

Shares				Value

	COMMON STOCKS (continued)

	UNITED KINGDOM (continued)

	CONSUMER NON-CYCLICAL

330,539	Aggreko, Plc.			$ 3,696,395
173,325	Diageo, Plc.			5,595,149
95,425	Nielsen Holdings, Plc.			4,104,229
29,100	Reckitt Benckiser Group, Plc.			2,829,697
				16,225,470
	FINANCIALS

2,818,200	Lloyds Banking Group, Plc.			2,439,685

	INDUSTRIALS

460,500	Rotork, Plc.			1,410,138

	Total United Kingdom			23,743,862

	UNITED STATES (45.3%)

	BASIC MATERIALS

40,375	Celanese Corp. (Series A)			3,882,864
27,325	Praxair, Inc.			3,556,622
				7,439,486
	COMMUNICATIONS

7,068	Alphabet, Inc. (Class C)[1]			6,576,774
142,928	Discovery Communications, Inc. (Class C)[1]			3,305,925
				9,882,699
	CONSUMER CYCLICAL

27,550	Bed, Bath & Beyond, Inc.			823,745
104,400	Liberty Interactive Corp. QVC Group (Class A)[1]			2,499,336
16,010	Wal-Mart Stores, Inc.			1,280,640
				4,603,721
	CONSUMER NON-CYCLICAL

28,285	FleetCor Technologies, Inc.[1]			4,301,017
89,975	PayPal Holdings, Inc.[1]			5,268,036
82,849	Zoetis, Inc.			5,179,720
				14,748,773
	FINANCIALS

119,050	Wells Fargo & Co.			6,421,557

	TECHNOLOGY

44,475	Microsoft Corp.			3,233,332
187,325	Oracle Corp.			9,353,137
60,988	QUALCOMM, Inc.			3,243,952
				15,830,421
	Total United States			58,926,657

	Total Common Stocks (Identified cost $96,201,458)			121,875,118

Principal Amount		Maturity Date	Interest Rate	Value

	REPURCHASE AGREEMENTS (4.6%)

$ 6,000,000	National Australia Bank (Agreement dated 7/31/2017 collateralized by U.S. Treasury Note 2.25%, due 02/15/27, original par $6,095,000, valued at $6,120,000)	08/01/17	1.000%	$6,000,000
	Total Repurchase Agreements (Identified cost $6,000,000)			6,000,000

TOTAL INVESTMENTS (Identified cost $102,201,458)[2]			98.2%	$ 127,875,118
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			1.8%	2,336,845
NET ASSETS			100.0%	$ 130,211,963

_____________

[1]	Non-income producing security.
[2]
The aggregate cost for federal income tax purposes is $102,201,458, the aggregate gross unrealized appreciation is $30,397,287, and the aggregate gross unrealized depreciation is $4,723,627, resulting in net unrealized appreciation of $25,673,660.

The BBH Global Core Select Fund's (the "Fund") country diversification is based on the respective security's country of incorporation.

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund's assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund's own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three levels defined by the fair value hierarchy are as follows:
— Level 1 – unadjusted quoted prices in active markets for identical investments.
— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
— Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes "observable" requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser's perceived risk of that instrument.
Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.
Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund's pricing time, but after the close of the securities' primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of July 31, 2017.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of July 31, 2017
Common Stocks:
Basic Materials	$ 7,439,486	$ 4,068,810	$ –	$ 11,508,296
Communications	13,551,268	3,351,139	–	16,902,407
Consumer Cyclical	4,603,721	–	–	4,603,721
Consumer Non-Cyclical	21,576,644	33,820,997	–	55,397,641
Diversified	–	5,612,399	–	5,612,399
Financials	8,170,410	2,439,685	–	10,610,095
Industrials	–	1,410,138	–	1,410,138
Technology	15,830,421	–	–	15,830,421
Repurchase Agreements	–	6,000,000	–	6,000,000
Investments, at value	$ 71,171,950	$ 56,703,168	$ –	$ 127,875,118

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended July 31, 2017.

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc. located at 1290 Broadway, Suite 1100, Denver, C0 80203.

BBH Partner Fund - International Equity
PORTFOLIO OF INVESTMENTS
July 31, 2107 (unaudited)

Shares/ Units		Value

	COMMON STOCKS (85.0%)

	BERMUDA (1.2%)

	CONSUMER NON-CYCLICAL

358,824	IHS Markit, Ltd.[1]	$ 16,739,140

	Total Bermuda	16,739,140

	BRAZIL (1.7%)

	CONSUMER NON-CYCLICAL

3,743,329	Ambev SA	22,875,800

	Total Brazil	22,875,800

	CANADA (7.0%)

	CONSUMER CYCLICAL

538,915	Alimentation Couche-Tard, Inc. (Class B)	25,513,016

	FINANCIALS

877,135	Brookfield Asset Management, Inc. (Class A)	34,111,780

	INDUSTRIALS

226,042	Canadian Pacific Railway, Ltd.[1]	35,330,828

	Total Canada	94,955,624

	CAYMAN ISLANDS (3.4%)

	COMMUNICATIONS

206,431	Baidu, Inc. ADR[1]	46,725,657

	Total Cayman Islands	46,725,657

	DENMARK (1.0%)

	CONSUMER NON-CYCLICAL

159,406	Coloplast AS (Class B)	13,700,514

	Total Denmark	13,700,514

	FRANCE (12.9%)

	BASIC MATERIALS

297,433	Air Liquide SA	36,501,827

	CONSUMER CYCLICAL

135,821	LVMH Moet Hennessy Louis Vuitton SE	34,188,242
162,133	Sodexo SA	19,145,697
		53,333,939
	CONSUMER NON-CYCLICAL

158,621	Essilor International SA	20,104,103
31,777	L'Oreal SA	6,584,453
		26,688,556
	INDUSTRIALS

480,372	Safran SA1	45,368,436

Shares/ Units		Value

	COMMON STOCKS (continued)

	FRANCE (continued)

	TECHNOLOGY

143,893	Dassault Systemes SE	$ 14,107,473

	Total France	176,000,231

	GERMANY (9.0%)

	CONSUMER CYCLICAL

245,479	Adidas AG	56,056,542

	CONSUMER NON-CYCLICAL

390,807	Fresenius SE & Co. KGaA	33,018,501
99,758	Henkel AG & Co. KGaA (Preference Shares)	14,131,506
		47,150,007
	TECHNOLOGY

176,888	SAP SE	18,764,594

	Total Germany	121,971,143

	HONG KONG (3.6%)

	FINANCIALS

6,274,200	AIA Group, Ltd.	49,476,137

	Total Hong Kong	49,476,137

	IRELAND (1.7%)

	INDUSTRIALS

649,198	CRH, Plc.[1]	22,792,249

	Total Ireland	22,792,249

	ISRAEL (0.9%)

	TECHNOLOGY

119,544	Check Point Software Technologies, Ltd.[1]	12,645,364

	Total Israel	12,645,364

	ITALY (1.8%)

	CONSUMER CYCLICAL

427,032	Luxottica Group SpA	24,678,042

	Total Italy	24,678,042

	JAPAN (10.8%)

	COMMUNICATIONS

1,242,200	Dentsu, Inc.	58,120,854

	CONSUMER NON-CYCLICAL

223,200	Kao Corp.	13,585,525
1,292,300	Seven & i Holdings Co., Ltd.	52,071,073
		65,656,598
	INDUSTRIALS

51,400	Keyence Corp.[1]	23,757,893

	Total Japan	147,535,345

Shares/ Units		Value

	COMMON STOCKS (continued)

	JERSEY (3.8%)

	COMMUNICATIONS

830,110	WPP, Plc.	$ 16,932,850

	CONSUMER CYCLICAL

335,589	Wolseley, Plc.	20,078,626

	CONSUMER NON-CYCLICAL

759,451	Experian, Plc.	15,101,877

	Total Jersey	52,113,353

	MEXICO (1.8%)

	COMMUNICATIONS

938,791	Grupo Televisa SAB ADR	24,990,616

	Total Mexico	24,990,616

	NETHERLANDS (0.6%)

	TECHNOLOGY

50,754	ASML Holding NV	7,690,056

	Total Netherlands	7,690,056

	SOUTH KOREA (1.1%)

	CONSUMER NON-CYCLICAL

59,721	Amorepacific Corp.	15,059,222

	Total South Korea	15,059,222

	SPAIN (2.8%)

	CONSUMER CYCLICAL

625,380	Industria de Diseno Textil SA	24,841,884

	TECHNOLOGY

221,168	Amadeus IT Group SA	13,617,296

	Total Spain	38,459,180

	SWEDEN (0.5%)

	INDUSTRIALS

288,831	Assa Abloy AB (Class B)[1]	6,186,981

	Total Sweden	6,186,981

	SWITZERLAND (13.5%)

	BASIC MATERIALS

6,782	Givaudan SA	13,506,725

	CONSUMER CYCLICAL

289,073	Cie Financiere Richemont SA	24,614,817

	CONSUMER NON-CYCLICAL

567,011	Nestle SA	48,067,285

Shares/ Units		Value

	COMMON STOCKS (continued)

	SWITZERLAND (continued)

	FINANCIALS

229,985	Chubb, Ltd.	$ 33,683,603
15,959	Partners Group Holding AG	10,389,073
		44,072,676
	INDUSTRIALS

311,250	Kuehne + Nagel International AG1	54,369,855

	Total Switzerland	184,631,358

	UNITED KINGDOM (5.9%)

	CONSUMER CYCLICAL

2,055,535	Compass Group, Plc.	43,922,050

	CONSUMER NON-CYCLICAL

345,664	Diageo, Plc.	11,158,468

	FINANCIALS

1,061,557	Prudential, Plc.	25,883,541

	Total United Kingdom	80,964,059

	Total Common Stocks (Identified cost $1,012,714,346)	1,160,190,071

	REGISTERED INVESTMENT COMPANIES (12.8%)

175,300,000	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Share Class	175,300,000
	Total Registered Investment Companies (Identified cost $175,300,000)	175,300,000

TOTAL INVESTMENTS (Identified cost $1,188,014,346)[2]		97.8%	$ 1,335,490,071
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		2.2%	29,424,804
NET ASSETS		100.0%	$ 1,364,914,875

______________________ [1] Non-income producing security.
[2]
The aggregate cost for federal income tax purposes is $1,188,014,346, the aggregate gross unrealized appreciation is $175,923,202 and the aggregate gross unrealized depreciation is $28,447,477, resulting in net unrealized appreciation (depreciation) of $147,475,725.

BBH Partner Fund – International Equity's (formerly the BBH International Equity Fund) (the "Fund") country diversification is based on the respective security's country of incorporation.

Abbreviations:

ADR – American Depositary Receipt

FAIR VALUE MEASUREMENTS
The Fund is required to disclose information regarding the fair value measurements of the Fund's assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund's own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three levels defined by the fair value hierarchy are as follows:
— Level 1 – unadjusted quoted prices in active markets for identical investments.
— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
— Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes "observable" requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser's perceived risk of that instrument.
Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.
Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund's pricing time, but after the close of the securities' primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information.
Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of July 31, 2017.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of July 31, 2017
Common Stocks:
Bermuda	$ 16,739,140	$ –	$ –	$ 16,739,140
Brazil	–	22,875,800	–	22,875,800
Canada	94,955,624	–	–	94,955,624
Cayman Islands	46,725,657	–	–	46,725,657
Denmark	–	13,700,514	–	13,700,514
France	–	176,000,231	–	176,000,231
Germany	–	121,971,143	–	121,971,143
Hong Kong	–	49,476,137	–	49,476,137
Ireland	–	22,792,249	–	22,792,249
Israel	12,645,364	–	–	12,645,364
Italy	–	24,678,042	–	24,678,042
Japan	–	147,535,345	–	147,535,345
Jersey	–	52,113,353	–	52,113,353
Mexico	24,990,616	–	–	24,990,616
Netherlands	–	7,690,056	–	7,690,056
South Korea	–	15,059,222	–	15,059,222
Spain	–	38,459,180	–	38,459,180
Sweden	–	6,186,981	–	6,186,981
Switzerland	33,683,603	150,947,755	–	184,631,358
United Kingdom	–	80,964,059	–	80,964,059
Registered Investment Companies:
United States	175,300,000	–	–	175,300,000

Investments, at value	$ 405,040,004	$ 930,450,067	$ –	$ 1,335,490,071

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended July 31, 2017.

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, C0 80203.

BBH Limtied Duration Fund
PORTFOLIO OF INVESTMENTS
July 31, 2017 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	ASSET BACKED SECURITIES (31.1%)

$26,947,798	AIM Aviation Finance, Ltd. 2015-1A1	02/15/40	4.213%	$26,678,320
2,814,331	Alterna Funding I LLC 2014-1A1	02/15/21	1.639	2,789,706
4,013,242	AmeriCredit Automobile Receivables Trust 2013-3	06/10/19	2.380	4,017,475
30,680,000	AmeriCredit Automobile Receivables Trust 2017-2	09/18/20	1.650	30,678,730
10,970,000	ARI Fleet Lease Trust 2017-A1	04/15/26	1.910	10,964,749
7,971,806	AXIS Equipment Finance Receivables III LLC 2015-1A1	03/20/20	1.900	7,967,016
18,458,775	AXIS Equipment Finance Receivables IV LLC 2016-1A1	11/20/21	2.210	18,422,696
107,232	BCC Funding VIII LLC 2014-1A1	06/20/20	1.794	107,232
15,569,338	BCC Funding X LLC 2015-1[1]	10/20/20	2.224	15,553,831
15,938,807	BCC Funding XIII LLC 2016-1[1]	12/20/21	2.200	15,935,474
18,140,000	Capital Auto Receivables Asset Trust 2013-2[1]	01/20/22	4.060	18,159,823
24,947,475	Capital Automotive REIT 2017-1A1	04/15/47	3.870	25,293,871
8,737,946	Cazenovia Creek Funding I LLC 2015-1A1	12/10/23	2.000	8,694,256
36,592,000	CCG Receivables Trust 2017-1[1]	11/14/23	1.840	36,576,006
45,000,000	Chase Issuance Trust 2016-A6	01/15/20	1.100	44,933,801
28,360,000	Chesapeake Funding II LLC 2017-2A1	05/15/29	1.990	28,367,532
26,120,880	Chesterfield Financial Holdings LLC 2014-1A1	12/15/34	4.500	26,087,487
3,951,368	CIT Equipment Collateral 2014-VT1[1]	10/21/19	1.500	3,950,626
13,000,000	Citibank Credit Card Issuance Trust 2014-A8	04/09/20	1.730	13,024,500
47,700,000	Citibank Credit Card Issuance Trust 2017-A2	01/19/21	1.740	47,785,216
2,720,000	Credit Acceptance Auto Loan Trust 2014-2A1	09/15/22	2.670	2,722,726
10,890,000	Credit Acceptance Auto Loan Trust 2015-1A1	01/17/23	2.610	10,931,573
14,190,000	Credit Acceptance Auto Loan Trust 2016-2A1	11/15/23	2.420	14,234,534
15,480,000	Credit Acceptance Auto Loan Trust 2017-1A1	10/15/25	2.560	15,533,211
50,700,000	Credit Acceptance Auto Loan Trust 2017-2A1	02/17/26	2.550	50,771,051
25,243,216	Drive Auto Receivables Trust 2015-BA1	07/15/21	2.760	25,371,192
9,980,000	Drive Auto Receivables Trust 2017-1	05/15/19	1.670	9,982,937
13,167,000	Eagle I, Ltd. 2014-1A1	12/15/39	4.310	13,245,323
25,688,135	ECAF I, Ltd. 2015-1A1	06/15/40	3.473	25,462,031
21,900,000	Elm Trust 2016-1A1	06/20/25	4.163	22,190,858
17,915,181	Emerald Aviation Finance, Ltd. 2013-1[1]	10/15/38	4.650	18,432,673
20,394,453	Engs Commercial Finance Trust 2015-1A1	10/22/21	2.310	20,346,552
17,420,746	Enterprise Fleet Financing LLC 2016-2[1]	02/22/22	1.740	17,404,372
17,170,000	Enterprise Fleet Financing LLC 2017-1[1]	07/20/22	2.130	17,238,529
20,810,000	Enterprise Fleet Financing LLC 2017-2[1]	01/20/23	1.970	20,806,812
4,360,826	FNA Trust 2015-1[1]	12/10/23	3.240	4,340,452
14,500,000	Ford Credit Auto Owner Trust 2014-2[1]	04/15/26	2.310	14,644,482
12,303,188	Foursight Capital Automobile Receivables Trust 2015-1[1]	01/15/21	2.340	12,315,230
18,682,683	Foursight Capital Automobile Receivables Trust 2017-1[1]	04/15/22	2.370	18,671,444
5,457,385	FRS I LLC 2013-1A1	04/15/43	1.800	5,403,626
17,702,418	Global Container Assets, Ltd. 2015-1A1	02/05/30	2.100	17,604,524
11,360,000	GM Financial Consumer Automobile 2017-1A1	03/16/20	1.510	11,358,065
12,180,000	GM Financial Consumer Automobile 2017-1A1	10/18/21	1.780	12,193,494
16,510,000	GMF Floorplan Owner Revolving Trust 2015-1[1]	05/15/20	1.650	16,511,755
6,525,000	GMF Floorplan Owner Revolving Trust 2015-1[1]	05/15/20	1.970	6,531,399
Principal Amount		Maturity Date	Interest Rate	Value

	ASSET BACKED SECURITIES (continued)

$10,730,000	GMF Floorplan Owner Revolving Trust 2015-1[1]	05/15/20	2.220%	$ 10,736,016
24,900,000	Hertz Fleet Lease Funding LP 2017-1[1]	04/10/31	2.130	24,870,640
15,716,690	Hyundai Auto Receivables Trust 2013-B	02/15/19	1.710	15,721,396
14,050,000	Leaf Receivables Funding 12 LLC 2017-1[1]	05/15/19	1.720	14,036,579
19,210,000	Lendmark Funding Trust 2016-A1	08/21/23	4.820	19,700,618
24,110,000	Lendmark Funding Trust 2016-2A1	04/21/25	3.260	24,254,626
38,860,000	Lendmark Funding Trust 2017-1A1	12/22/25	2.830	38,939,360
19,500,000	Mariner Finance Issuance Trust 2017-AA1	02/20/29	3.620	19,648,886
3,315,218	MCA Fund I Holding LLC 2014-1[1,2]	08/15/24	3.182	3,321,716
30,140,000	MCA Fund II Holding LLC 2017-1[1,2]	08/15/28	3.100	30,144,961
16,130,000	MMAF Equipment Finance LLC 2017-AA1	05/18/20	1.730	16,142,431
2,804,663	Nations Equipment Finance Funding II LLC 2014-1A1	07/20/18	1.558	2,803,049
10,610,333	Nations Equipment Finance Funding III LLC 2016-1A1	02/20/21	3.610	10,649,800
16,830,234	Nationstar HECM Loan Trust 2017-1A1	05/25/27	1.968	16,825,858
4,671,927	Navitas Equipment Receivables LLC 2015-1[1]	11/15/18	2.120	4,673,216
20,814,536	Navitas Equipment Receivables LLC 2016-1[1]	06/15/21	2.200	20,818,594
51,030,000	NCF Dealer Floorplan Master Trust 2014-1A1,2	10/20/20	2.728	50,869,582
13,992,227	New Mexico State Educational Assistance Foundation 2013-1[2]	01/02/25	1.927	13,930,101
6,389,070	Newtek Small Business Loan Trust 2010-1[1,2]	02/25/41	3.532	6,360,822
16,918,997	Newtek Small Business Loan Trust 2016-1A1,2	02/25/42	4.216	17,007,706
40,190,000	NextGear Floorplan Master Owner Trust 2014-1A1	10/15/19	1.920	40,216,015
22,200,000	NextGear Floorplan Master Owner Trust 2016-2A1	09/15/21	2.190	22,137,589
6,140,000	NRZ Advance Receivables Trust Advance Receivables Backed 2016-T1[1]	06/15/49	2.751	6,096,520
1,067,434	OneMain Financial Issuance Trust 2014-1A1	06/18/24	2.430	1,067,640
15,230,000	OneMain Financial Issuance Trust 2014-2A1	09/18/24	3.020	15,282,921
26,190,000	OneMain Financial Issuance Trust 2015-1A1	03/18/26	3.850	26,560,421
16,400,000	OSCAR US Funding Trust VI LLC 2017-1A1	05/11/20	2.300	16,382,485
13,329,262	Oxford Finance Funding LLC 2014-1A1	12/15/22	3.475	13,301,721
14,750,000	Oxford Finance Funding LLC 2016-1A1	06/17/24	3.968	14,644,561
29,000,000	PFS Financing Corp. 2017-AA1,2	03/15/21	1.806	29,018,865
1,705,299	PFS Tax Lien Trust 2014-1[1]	05/15/29	1.440	1,693,151
19,437,420	ReadyCap Lending Small Business Loan Trust 2015-1[2]	12/25/38	2.482	19,340,077
107,640	Santander Drive Auto Receivables Trust 2013-2	03/15/19	1.950	107,651
8,479,527	Santander Drive Auto Receivables Trust 2015-3	04/15/20	2.070	8,491,066
22,790,000	Santander Drive Auto Receivables Trust 2015-3	01/15/21	2.740	23,002,464
47,610,000	Santander Drive Auto Receivables Trust 2017-2	03/16/20	1.600	47,602,982
19,816,149	Shenton Aircraft Investment I, Ltd. 2015-1A1	10/15/42	4.750	20,522,351
4,302,835	SMART Trust 2015-1US	09/14/18	1.500	4,299,096
33,210,000	Spirit Master Funding LLC 2014-4A1	01/20/45	3.501	33,117,361
9,900,000	Spirit Master Funding VII LLC 2013-1A1	12/20/43	3.887	9,886,739
34,770,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2016-T2[1]	11/15/49	2.750	34,870,079
16,834,413	STORE Master Funding LLC 2013-1A1	03/20/43	4.160	16,950,335
12,050,181	STORE Master Funding LLC 2013-2A1	07/20/43	4.370	12,314,104
Principal Amount		Maturity Date	Interest Rate	Value

	ASSET BACKED SECURITIES (continued)

$20,161,095	STORE Master Funding LLC 2013-3A1	11/20/43	4.240%	$ 20,548,006
1,336,383	TAL Advantage V LLC 2014-2A1	05/20/39	1.700	1,333,851
17,380,000	TAL Advantage V LLC 2014-3A1	11/21/39	3.270	17,345,311
5,636,606	Tax Ease Funding 2016-1 LLC 2016-1A1	06/15/28	3.131	5,634,809
26,971,851	Textainer Marine Containers V, Ltd. 2017-1A1	05/20/42	3.720	27,315,378
36,394,835	Textainer Marine Containers V, Ltd. 2017-2A1	06/20/42	3.520	36,488,236
49,760,000	Trafigura Securitisation Finance, Plc. 2014-1A1,2	10/15/18	2.176	49,795,559
61,740,000	Trafigura Securitisation Finance, Plc. 2017-1A1	12/15/20	2.470	61,727,387
3,887,262	Utah State Board of Regents 2011-1[2]	05/01/29	2.020	3,901,839
6,095,704	Westlake Automobile Receivables Trust 2015-1A1	11/16/20	2.290	6,101,542
21,340,000	Westlake Automobile Receivables Trust 2015-2A1	01/15/21	2.450	21,387,330
25,510,000	World Financial Network Credit Card Master Trust 2014-C	08/16/21	1.540	25,510,324
19,570,000	World Financial Network Credit Card Master Trust 2016-B	06/15/22	1.440	19,520,259
64,480,000	World Financial Network Credit Card Master Trust 2017-A	03/15/24	2.120	64,703,597
	Total Asset Backed Securities (Identified cost $1,925,434,669)			1,929,912,771

	COMMERCIAL MORTGAGE BACKED SECURITIES (5.5%)

15,540,000	Aventura Mall Trust 2013-AVM[1,2]	12/05/32	3.867	16,052,226
13,860,000	BBCMS Trust 2015-RRI[1,2]	05/15/32	3.309	13,890,015
26,807,000	BB-UBS Trust 2012-TFT[1,2]	06/05/30	3.584	26,355,627
6,349,000	BHMS Mortgage Trust 2014-ATLS[1,2]	07/05/33	3.678	6,443,869
32,018,000	BHMS Mortgage Trust 2014-ATLS[1,2]	07/05/33	4.847	32,587,764
30,106,000	BXHTL Mortgage Trust 2015-JWRZ[1,2]	05/15/29	3.376	30,279,004
31,329,000	CG-CCRE Commercial Mortgage Trust 2014-FL2[1,2]	11/15/31	4.126	31,424,651
2,085,000	Citigroup Commercial Mortgage Trust 2013-SMP[1]	01/12/30	2.738	2,088,134
7,003,443	Commercial Mortgage Pass Through Certificates 2013-GAM[1]	02/10/28	1.705	6,965,441
9,690,000	Commercial Mortgage Pass Through Certificates 2013-GAM[1,2]	02/10/28	3.531	9,552,579
22,660,000	Commercial Mortgage Pass Through Certificates 2014-TWC[1,2]	02/13/32	2.074	22,709,220
23,010,000	Cosmopolitan Hotel Trust 2016-CSMO[1,2]	11/15/33	2.626	23,139,510
29,435,000	Hospitality Mortgage Trust 2017-HIT[1,2]	05/08/30	2.074	29,668,228
9,410,000	Hyatt Hotel Portfolio Trust 2015-HYT[1,2]	11/15/29	3.326	9,412,854
35,700,000	SBA Tower Trust[1]	04/09/43	2.240	35,682,386
14,500,000	Wells Fargo Commercial Mortgage Trust 2014-TISH[1,2]	02/15/27	3.009	14,559,860
18,083,919	WFCG Commercial Mortgage Trust 2015-BXRP[1,2]	11/15/29	2.348	18,106,614
11,468,922	WFCG Commercial Mortgage Trust 2015-BXRP[1,2]	11/15/29	2.697	11,483,304
	Total Commercial Mortgage Backed Securities (Identified cost $338,897,950)			340,401,286

Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (34.8%)

	AEROSPACE/DEFENSE (0.4%)

$24,988,000	BAE Systems Holdings, Inc.[1]	06/01/19	6.375%	$ 26,923,121

	AUTO MANUFACTURERS (1.8%)

35,420,000	Daimler Finance North America LLC[1]	01/11/18	1.875	35,471,217
41,036,000	Ford Motor Credit Co. LLC	01/16/18	2.375	41,149,629
17,720,000	General Motors Co.	10/02/18	3.500	18,046,456
16,098,000	General Motors Financial Co., Inc.	09/25/17	3.000	16,132,353
				110,799,655
	BANKS (11.3%)

24,290,000	ANZ New Zealand (Int'l), Ltd., London Branch[1]	02/01/19	2.250	24,413,733
27,373,000	Bank of America Corp.	09/01/17	6.000	27,470,448
49,359,000	Bank of America Corp.	04/25/18	6.875	51,171,709
20,435,000	BNZ International Funding, Ltd. London Branch[1]	02/21/20	2.400	20,555,914
24,335,000	BNZ International Funding, Ltd. London Branch[1]	03/02/21	2.750	24,603,391
17,405,000	Caisse Centrale Desjardins[1]	09/12/17	1.550	17,408,916
14,000,000	Caisse Centrale Desjardins[1]	01/29/18	1.750	14,010,850
36,883,000	Capital One NA	02/05/18	1.650	36,868,800
43,473,900	Citigroup Capital XIII[2,3]	10/30/40	7.681	47,490,888
21,309,000	Citigroup, Inc.	05/15/18	6.125	22,023,725
29,115,000	Commonwealth Bank of Australia New York Branch	09/08/17	1.400	29,117,329
438,665	FNBC 1993-A Pass Through Trust	01/05/18	8.080	440,260
54,440,000	Goldman Sachs Group, Inc.	04/01/18	6.150	56,014,024
33,660,000	JPMorgan Chase & Co.	08/15/17	2.000	33,667,372
18,180,000	JPMorgan Chase & Co.	03/01/18	1.700	18,190,853
12,775,000	Mitsubishi UFJ Trust & Banking Corp.[1]	10/16/17	1.600	12,777,926
31,050,000	Morgan Stanley	04/01/18	6.625	32,038,322
27,760,000	Morgan Stanley	04/25/18	2.125	27,848,138
13,760,000	National Australia Bank, Ltd.	07/12/19	1.375	13,635,032
24,850,000	Royal Bank of Canada	04/15/19	1.625	24,797,318
39,890,000	Skandinaviska Enskilda Banken AB	03/11/20	2.300	40,138,555
12,345,000	Skandinaviska Enskilda Banken AB	03/15/21	2.625	12,478,215
18,165,000	State Street Corp.	05/15/18	1.350	18,147,416
25,085,000	Toronto-Dominion Bank	04/07/21	2.125	25,096,564
29,515,000	Wells Fargo Bank NA	01/22/18	1.650	29,545,400
11,500,000	Wells Fargo Bank NA	05/24/19	1.750	11,524,783
17,750,000	Westpac Banking Corp.	12/01/17	1.500	17,754,615
10,000,000	Westpac Banking Corp.	07/30/18	2.250	10,066,910
				699,297,406
	BEVERAGES (1.1%)

39,350,000	Anheuser-Busch InBev Finance, Inc.	02/01/19	1.900	39,523,140
12,695,000	Anheuser-Busch InBev Finance, Inc.	02/01/21	2.650	12,909,622
18,782,000	Diageo Capital, Plc.	04/29/18	1.125	18,731,551
				71,164,313
Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (continued)

	BIOTECHNOLOGY (0.4%)

$ 22,975,000	Amgen, Inc.	05/10/19	1.900%	$ 23,054,976

	COMMERCIAL SERVICES (0.5%)

27,350,000	United Rentals North America, Inc.	07/15/23	4.625	28,649,125

	COMPUTERS (0.4%)

6,790,000	Dell International LLC / EMC Corp.[1]	06/15/21	4.420	7,166,030
17,250,000	Dell International LLC / EMC Corp.[1]	06/15/23	5.450	19,012,950
				26,178,980
	COSMETICS/PERSONAL CARE (0.3%)

17,745,000	Avon Products, Inc.	03/15/20	6.600	18,055,537

	DIVERSIFIED FINANCIAL SERVICES (2.6%)

7,420,689	AA Aircraft Financing 2013-1 LLC[1]	11/01/19	3.596	7,383,586
3,251,599	Ahold Lease Series 2001-A-1 Pass Through Trust	01/02/20	7.820	3,392,032
15,950,000	Air Lease Corp.	09/04/18	2.625	16,087,122
6,300,000	Alliance Data Systems Corp.[1]	12/01/17	5.250	6,347,250
3,210,000	Alliance Data Systems Corp.[1]	04/01/20	6.375	3,258,150
3,750,000	Alliance Data Systems Corp.[1]	11/01/21	5.875	3,900,000
8,790,000	Alliance Data Systems Corp.[1]	08/01/22	5.375	8,899,875
37,962,000	American Express Co.	03/19/18	7.000	39,246,103
8,500,000	Credit Acceptance Corp.	02/15/21	6.125	8,712,500
9,470,440	Doric Nimrod Air Alpha 2013-1 Pass Through Trust[1]	05/30/25	5.250	9,896,610
5,002,035	Doric Nimrod Air Finance Alpha, Ltd. 2012-1 (Class A) Pass Through Trust[1]	11/30/24	5.125	5,214,806
49,455,000	Drawbridge Special Opportunities Fund[1]	08/01/21	5.000	50,199,693
				162,537,727
	ELECTRIC (0.6%)

5,580,000	TransAlta Corp.	05/15/18	6.900	5,786,460
28,301,000	Virginia Electric & Power Co.	04/30/18	5.400	29,067,448
				34,853,908
	GAS (0.6%)

35,006,000	NiSource Finance Corp.	03/15/18	6.400	35,998,070

	HEALTHCARE-PRODUCTS (0.2%)

7,995,000	Mallinckrodt International Finance SA	04/15/18	3.500	8,034,975
1,435,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC[1]	04/15/20	4.875	1,431,412
				9,466,387
	HEALTHCARE-SERVICES (0.9%)

27,406,000	UnitedHealth Group, Inc.	02/15/18	6.000	28,061,222
26,155,000	UnitedHealth Group, Inc.	07/16/18	1.900	26,252,349
				54,313,571
	INSURANCE (3.6%)

15,775,000	Athene Global Funding[1]	10/23/18	2.875	15,892,129
24,310,000	Athene Global Funding[1]	01/25/22	4.000	25,300,511
Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (continued)

	INSURANCE (continued)

$12,290,000	Enstar Group, Ltd.	03/10/22	4.500%	$12,727,598
15,985,000	Fairfax Financial Holdings, Ltd.[1]	05/15/21	5.800	17,314,376
7,638,000	Marsh & McLennan Cos, Inc.	09/10/19	2.350	7,693,246
22,800,000	New York Life Global Funding[1]	04/09/20	2.000	22,827,041
41,960,000	Pricoa Global Funding I1	08/18/17	1.350	41,957,860
31,810,000	Sirius International Group, Ltd.[1]	11/01/26	4.600	30,467,618
33,100,000	Vitality Re V, Ltd.[1,2]	01/07/20	2.822	33,106,620
16,740,000	Vitality Re VIII, Ltd.[1,2]	01/08/22	2.822	16,771,806
				224,058,805
	INTERNET (0.3%)

15,630,000	Expedia, Inc.	08/15/20	5.950	17,121,743

	INVESTMENT COMPANIES (1.1%)

6,800,000	Ares Capital Corp.	11/30/18	4.875	7,043,521
12,600,000	Ares Capital Corp.	01/19/22	3.625	12,811,630
2,569,074	Carlyle Investment Management LLC	07/15/19	3.296	2,569,074
22,645,000	FS Investment Corp.	01/15/20	4.250	23,103,108
21,515,000	PennantPark Investment Corp.	10/01/19	4.500	21,934,736
				67,462,069
	MACHINERY - CONSTRUCTION & MINING (0.8%)

19,495,000	Caterpillar Financial Services Corp.	03/22/19	1.900	19,585,360
10,397,000	Caterpillar Financial Services Corp.	05/18/19	1.350	10,337,945
17,525,000	Caterpillar Financial Services Corp.	01/10/20	2.100	17,675,855
				47,599,160
	MEDIA (0.3%)

16,485,000	TEGNA, Inc.	10/15/19	5.125	16,752,881

	MINING (0.1%)

8,000,000	Freeport-McMoRan, Inc.	11/15/20	6.500	8,230,000

	OIL & GAS (0.4%)

10,065,000	Occidental Petroleum Corp.	02/15/18	1.500	10,067,406
19,630,325	Odebrecht Drilling Norbe VIII/IX, Ltd. [1,8]	06/30/22	6.350	12,121,726
9,922,800	Odebrecht Offshore Drilling Finance, Ltd.[1,8]	10/01/23	6.750	3,502,748
				25,691,880
	PHARMACEUTICALS (1.3%)

14,270,000	AbbVie, Inc.	05/14/18	1.800	14,290,863
9,000,000	AbbVie, Inc.	05/14/20	2.500	9,141,498
14,000,000	AbbVie, Inc.	05/14/21	2.300	14,009,702
28,950,000	Allergan Funding SCS	03/12/18	2.350	29,071,706
16,787,000	GlaxoSmithKline Capital, Inc.	05/15/18	5.650	17,323,764
				83,837,533
	PIPELINES (1.4%)

14,927,000	Enterprise Products Operating LLC	09/15/17	6.300	15,007,979
Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (continued)

	PIPELINES (continued)

$43,420,000	Kinder Morgan Energy Partners LP	02/15/18	5.950%	$44,349,232
16,117,000	TransCanada PipeLines, Ltd.	11/09/17	1.625	16,122,947
12,960,000	TransCanada PipeLines, Ltd.	01/15/19	3.125	13,185,089
				88,665,247
	REAL ESTATE (0.7%)

11,490,000	Prologis International Funding II SA1	02/15/20	4.875	12,109,805
32,965,000	Vonovia Finance BV1	10/02/17	3.200	33,029,282
				45,139,087
	REAL ESTATE INVESTMENT TRUSTS (1.8%)

31,465,000	Omega Healthcare Investors, Inc.	01/15/25	4.500	32,167,110
8,850,000	Select Income REIT	02/01/18	2.850	8,884,179
13,534,000	Simon Property Group LP1	02/01/18	1.500	13,529,155
22,739,000	Welltower, Inc.	09/15/17	4.700	22,816,153
32,311,000	Welltower, Inc.	03/15/18	2.250	32,415,106
				109,811,703
	RETAIL (0.9%)

25,441,000	Target Corp.	01/15/18	6.000	25,952,796
31,840,000	Wal-Mart Stores, Inc.[2]	06/01/18	5.498	32,931,762
				58,884,558
	TELECOMMUNICATIONS (0.3%)

11,940,000	British Telecommunications, Plc.	01/15/18	5.950	12,171,708
8,760,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC[1]	03/20/23	3.360	8,880,012
				21,051,720
	TRANSPORTATION (0.4%)

23,687,000	Norfolk Southern Corp.	04/01/18	5.750	24,317,003

	TRUCKING & LEASING (0.3%)

17,180,000	Park Aerospace Holdings, Ltd.[1]	08/15/22	5.250	17,480,650

	Total Corporate Bonds (Identified cost $2,155,667,073)			2,157,396,815

	LOAN PARTICIPATIONS AND ASSIGNMENTS (8.3%)

37,820,479	Analog Devices, Inc.[2]	09/23/19	2.355	37,773,203
6,377,301	Analog Devices, Inc.[2]	09/23/21	2.480	6,361,358
9,729,782	Aria Energy Operating LLC[2]	05/27/22	5.734	9,729,781
22,498,341	Astoria Energy LLC Term B2	12/24/21	5.240	22,520,840
55,484,987	AT&T, Inc. Term A2	03/02/18	2.210	55,415,631
13,635,000	Avolon TLB Borrower 1 (US) LLC Term B2[2]	03/21/22	3.978	13,624,365
21,318,633	Brixmor Operating Partnership LP2	03/18/19	2.650	21,291,984
35,165,876	Charter Communications Operating LLC (CCO Safari LLC) Term H-1[2]	01/15/22	3.240	35,355,069
9,625,000	Dell International LLC Term A2[2]	09/07/21	3.490	9,646,079
24,167,679	Dell International LLC Term B2	09/07/23	3.740	24,304,468
Principal Amount		Maturity Date	Interest Rate	Value

	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)

$34,844,330	Delos Finance S.a.r.l.[2]	10/06/23	3.546%	$34,916,806
21,262,590	Eastern Power LLC (TPF II LC LLC) [2]	10/02/23	5.234	21,375,494
11,740,171	Entergy Rhode Island Energy LP Term B2	12/19/22	5.990	11,534,718
15,781,586	HCA, Inc. Term B9[2]	03/17/23	3.234	15,862,704
19,486,785	Mallinckrodt International Finance SA Term B2	09/24/24	4.046	19,565,901
42,000,000	Medtronic, Inc. [2]	01/26/18	2.109	41,685,000
5,250,000	Oneok Partners LP2	01/08/19	2.533	5,250,000
48,874,734	RPI Finance Trust Term B6[2]	03/27/23	3.296	49,091,738
22,643,250	Sprint Communications, Inc. [2]	02/02/24	3.750	22,716,841
39,997,010	Western Digital Corporation Term B2[2]	04/29/23	3.983	40,263,790
20,000,000	Western Union Company[2]	04/09/21	2.724	20,025,000
	Total Loan Participations and Assignments (Identified cost $516,956,987)			518,310,770

	MUNICIPAL BONDS (5.9%)

14,250,000	Baylor Health Care System, Revenue Bonds[2]	11/15/25	1.575	13,583,955
5,000,000	Butler County General Authority, Revenue Bonds, AGM[4]	08/03/17	0.860	5,000,000
67,300,000	California Statewide Communities Development Authority, Revenue Bonds[4]	08/02/17	0.800	67,300,000
18,000,000	Charlotte-Mecklenburg Hospital Authority, Revenue Bonds[4]	08/01/17	0.710	18,000,000
6,800,000	City of Charlotte, North Carolina, Certificates of Participation[4]	08/03/17	0.810	6,800,000
10,800,000	City of New York, General Obligation Bonds[4]	08/02/17	0.810	10,800,000
23,635,000	City of New York, General Obligation Bonds[4]	08/02/17	0.810	23,635,000
52,300,000	County of Franklin, Ohio, Revenue Bonds[4]	08/02/17	0.830	52,300,000
9,600,000	Illinois Finance Authority, Revenue Bonds[4]	08/03/17	0.800	9,600,000
28,005,000	New Jersey Economic Development Authority, Revenue Bonds, AGM[5]	02/15/18	0.000	27,634,214
14,525,000	New Jersey Economic Development Authority, Revenue Bonds	06/15/21	5.000	15,533,761
10,850,000	New York City Water & Sewer System, Revenue Bonds[4]	08/01/17	0.750	10,850,000
3,600,000	New York State Energy Research & Development Authority, Revenue Bonds, NPFG[2]	12/01/20	1.435	3,540,348
49,900,000	New York State Housing Finance Agency, Revenue Bonds[4]	08/02/17	0.820	49,900,000
18,000,000	New York State Housing Finance Agency, Revenue Bonds[4]	08/02/17	1.000	18,000,000
15,000,000	Ohio Higher Educational Facility Commission, Revenue Bonds[4]	08/01/17	0.730	15,000,000
6,641,000	Pennsylvania Industrial Development Authority, Revenue Bonds[1]	07/01/21	2.967	6,669,755
3,445,000	School District of Philadelphia, General Obligation Bonds	09/01/17	2.009	3,438,627
2,330,000	School District of Philadelphia, General Obligation Bonds	09/01/18	2.512	2,285,404
Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)

$13,925,000	Tobacco Settlement Financing Corp., Revenue Bonds[5]	06/01/41	0.000%	$ 4,006,919
	Total Municipal Bonds (Identified cost $363,413,263)			363,877,983

	U.S. GOVERNMENT AGENCY OBLIGATIONS (2.4%)

50,000,000	Federal Home Loan Bank Discount Notes[5]	08/04/17	0.000	49,995,750
75,000,000	Federal Home Loan Bank Discount Notes[5]	08/25/17	0.000	74,949,225
149,331	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed[2]	04/01/36	3.498	157,298
53,008	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed[2]	12/01/36	3.115	56,090
36,078	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed[2]	01/01/37	3.370	38,106
88,749	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed[2]	02/01/37	3.594	93,241
9,152,918	Federal National Mortgage Association (FNMA)	07/01/35	5.000	10,056,526
629,724	Federal National Mortgage Association (FNMA)	11/01/35	5.500	704,807
83,806	Federal National Mortgage Association (FNMA)[2]	07/01/36	3.742	88,828
143,334	Federal National Mortgage Association (FNMA)[2]	09/01/36	3.238	150,350
109,335	Federal National Mortgage Association (FNMA)[2]	01/01/37	3.431	115,608
537,417	Federal National Mortgage Association (FNMA)	08/01/37	5.500	601,306
6,212,656	Federal National Mortgage Association (FNMA)	08/01/37	5.500	6,954,228
2,750,162	Federal National Mortgage Association (FNMA)	06/01/40	6.500	3,128,720
17,616	Government National Mortgage Association (GNMA)[2]	08/20/29	2.125	18,263
	Total U.S. Government Agency Obligations (Identified cost $146,314,669)			147,108,346

	CERTIFICATES OF DEPOSIT (1.7%)

54,300,000	Canadian Imperial Bank of Commerce[2]	08/31/17	1.702	54,300,000
50,000,000	Toronto-Dominion Bank[2]	09/01/17	1.702	50,000,000
	Total Certificates of Deposit (Identified cost $104,300,000)			104,300,000

	TIME DEPOSITS (1.2%)

75,000,000	Wells Fargo Bank NA	08/01/17	1.170	75,000,000
	Total Time Deposits (Identified cost $75,000,000)			75,000,000

	U.S. TREASURY BILLS (8.9%)

39,000,000	U.S. Treasury Bill[5]	08/17/17	0.000	38,989,323
50,000,000	U.S. Treasury Bill[5]	09/07/17	0.000	49,950,127
50,000,000	U.S. Treasury Bill[5]	09/14/17	0.000	49,948,346
25,000,000	U.S. Treasury Bill[5]	09/21/17	0.000	24,968,833
50,000,000	U.S. Treasury Bill[5]	10/05/17	0.000	49,905,250
50,000,000	U.S. Treasury Bill[5]	10/19/17	0.000	49,880,100
60,000,000	U.S. Treasury Bill[5,6]	11/02/17	0.000	59,836,320
40,000,000	U.S. Treasury Bill[5]	11/09/17	0.000	39,880,680
Principal Amount		Maturity Date	Interest Rate	Value

	U.S. TREASURY BILLS (continued)

$50,000,000	U.S. Treasury Bill[5]	11/16/17	0.000%	$49,839,800
40,000,000	U.S. Treasury Bill[5]	11/24/17	0.000	39,865,040
50,000,000	U.S. Treasury Bill[5]	12/07/17	0.000	49,815,550
50,000,000	U.S. Treasury Bill[5]	12/14/17	0.000	49,805,250
	Total U.S. Treasury Bills (Identified cost $552,704,494)			552,684,619

TOTAL INVESTMENTS (Identified cost $6,178,689,105)[7]			99.8%	$ 6,188,992,590
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.2%	13,969,920
NET ASSETS			100.0%	$ 6,202,962,510

_________

[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at July 31, 2017 was $ 2,483,597,070 or 40.0% of net assets. Unless otherwise noted, these securities are not considered illiquid.

[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the July 31, 2017 coupon or interest rate.
[3]	Trust preferred security.
[4]
Variable rate demand note. The maturity date reflects the demand repayment dates. The interest rate changes on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of July 31, 2017.

[5]	Security issued with zero coupon. Income is recognized through accretion of discount.
[6]	All or a portion of this security is held at the broker as collateral for open futures contracts.
[7]
The aggregate cost for federal income tax purposes is $6,178,689,105, the aggregate gross unrealized appreciation is $28,737,086 and the aggregate gross unrealized depreciation is $18,433,601, resulting in net unrealized appreciation of $10,303,485.

[8]	Security is in default.

Abbreviations:
AGM	−	Assured Guaranty Municipal Corp.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
NPFG	−	National Public Finance Guarantee Corporation.

A. FAIR VALUE MEASUREMENTS

BBH Limited Duration Fund (the "Fund") is required to disclose information regarding the fair value measurements of the Fund's assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund's own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three levels defined by the fair value hierarchy are as follows:
—	Level 1 – unadjusted quoted prices in active markets for identical investments.
—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes "observable" requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser's perceived risk of that instrument.
Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.
Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of July 31, 2017.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of July 31, 2017
Asset Backed Securities	$ –	$1,929,912,771	$ –	$1,929,912,771
Commercial Mortgage Backed Securities	–	340,401,286	–	340,401,286
Corporate Bonds	47,490,888	2,107,336,853	2,569,074	2,157,396,815
Loan Participations and Assignments	–	518,310,770	–	518,310,770
Municipal Bonds	–	363,877,983	–	363,877,983
U.S. Government Agency Obligations	–	147,108,346	–	147,108,346
Certificates of Deposit	–	104,300,000	–	104,300,000
Time Deposits	–	75,000,000	–	75,000,000
U.S. Treasury Bills	–	552,684,619	–	552,684,619
Total Investments, at value	$ 47,490,888	$6,138,932,628	$ 2,569,074	$6,188,992,590

Other Financial Instruments, at value
Financial Futures Contracts	$ (107,069)	$ –	$ –	$ (107,069)
Other Financial Instruments, at value	$ (107,069)	$ –	$ –	$ (107,069)

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period   ended July 31, 2017.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended July 31, 2017:

Corporate Bonds
Balance as of October 31, 2016	$12,548,798
Purchases	2,569,074
Sales / Paydowns	(17,076,184)
Realized gains (losses)	(601)
Change in unrealized appreciation (depreciation)	4,526,765
Amortization	1,222
Transfers from Level 3	–
Transfers to Level 3	–
Balance as of July 31, 2017	$2,569,074

The Fund's investments classified as Level 3 were valued using a model approach, including the Fund's assumptions in determining their fair value.

B. FINANCIAL FUTURES CONTRACTS
The following futures contracts were open at July 31, 2017:

Description	Number of Contracts	Expiration Date	Market Value	Notional Amount	Unrealized Gain / (Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	1,675	September 2017	$ 362,375,781	$ 362,398,437	$ 22,656
U.S. Treasury 5-Year Notes	2,850	September 2017	336,723,048	336,682,968	(40,080)
U.S. Treasury 10-Year Notes	675	September 2017	84,976,172	84,886,527	(89,645)
					$(107,069)

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.

BBH Intermediate Municipal Bond Fund
PORTFOLIO OF INVESTMENTS
July 31, 2017 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (99.4%)

	Arizona (0.7%)
$475,000	Salt Verde Financial Corp., Revenue Bonds	12/01/19	5.250%	$ 513,656
55,000	Salt Verde Financial Corp., Revenue Bonds	12/01/22	5.250	63,658
	Total Arizona			577,314

	California (14.1%)
1,000,000	Anaheim City School District, General Obligation Bonds, NPFG[1]	08/01/26	0.000	796,900
2,000,000	Anaheim City School District, General Obligation Bonds, AGM, NPFG[1]	08/01/29	0.000	1,414,280
1,000,000	California Statewide Communities Development Authority, Revenue Bonds[2]	11/01/33	2.625	1,034,550
1,000,000	Golden State Tobacco Securitization Corp., Revenue Bonds, AGM[1]	06/01/25	0.000	832,220
1,100,000	La Mesa-Spring Valley School District, General Obligation Bonds, NPFG[1]	08/01/26	0.000	873,488
25,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/19	5.250	27,044
725,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/22	5.250	840,978
30,000	Long Beach Bond Finance Authority, Revenue Bonds[2]	11/15/27	2.242	28,207
500,000	Monterey Peninsula Community College District, General Obligation Bonds[1]	08/01/26	0.000	400,940
1,000,000	Santa Ana Unified School District, General Obligation Bonds, NPFG[1]	08/01/24	0.000	834,700
180,000	State of California, General Obligation Bonds[2]	05/01/20	1.970	183,044
1,500,000	State of California, General Obligation Bonds	08/01/24	5.000	1,839,555
1,000,000	Ukiah Unified School District, General Obligation Bonds, NPFG[1]	08/01/23	0.000	892,300
1,000,000	Ukiah Unified School District, General Obligation Bonds, NPFG[1]	08/01/24	0.000	861,670
590,000	Ukiah Unified School District, General Obligation Bonds, NPFG[1]	08/01/25	0.000	489,098
1,120,000	Whittier Union High School District, General Obligation Bonds[1]	08/01/29	0.000	772,587
	Total California			12,121,561

	Connecticut (0.8%)
725,000	State of Connecticut, General Obligation Bonds[2]	03/01/25	1.810	718,736
	Total Connecticut			718,736

	Florida (3.1%)
1,000,000	County of Broward Airport System, Revenue Bonds	10/01/25	5.000	1,156,480
1,000,000	County of Hillsborough Solid Waste & Resource Recovery, Revenue Bonds	09/01/24	5.000	1,187,620
35,000	Hillsborough County Aviation Authority, Revenue Bonds	10/01/25	5.000	39,966
10,000	Hillsborough County Aviation Authority, Revenue Bonds	10/01/26	5.000	11,346
250,000	Pinellas County Health Facilities Authority, Revenue Bonds, NPFG[2]	11/15/23	1.791	239,803
	Total Florida			2,635,215

	Georgia (2.9%)
2,000,000	State of Georgia, General Obligation Bonds	12/01/24	5.000	2,468,380
	Total Georgia			2,468,380

	Illinois (2.1%)
75,000	Chicago Park District, General Obligation Bonds	01/01/19	3.000	76,395
360,000	Chicago Park District, General Obligation Bonds	01/01/19	4.000	371,696
100,000	Chicago Park District, General Obligation Bonds	01/01/19	5.000	104,638
170,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/19	5.250	176,082
320,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/22	5.000	337,098
Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)

	Illinois (continued)
$300,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/23	5.250%	$ 310,734
165,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/24	5.250	170,904
300,000	Illinois Finance Authority, Revenue Bonds[3]	08/03/17	0.800	300,000
	Total Illinois			1,847,547

	Kansas (0.4%)
200,000	City of La Cygne, Revenue Bonds, NPFG[2]	04/15/27	1.640	176,550
100,000	City of St. Marys, Revenue Bonds, NPFG[2]	04/15/32	1.640	88,744
100,000	City of Wamego, Revenue Bonds, NPFG[2]	04/15/32	1.660	87,929
	Total Kansas			353,223

	Maryland (1.5%)
1,000,000	County of Howard, General Obligation Bonds	02/15/27	5.000	1,265,160
	Total Maryland			1,265,160

	Massachusetts (4.0%)
300,000	Commonwealth of Massachusetts, General Obligation Bonds, AGM[2]	11/01/19	2.755	303,783
1,500,000	Commonwealth of Massachusetts, Revenue Bonds, AGM[2]	06/01/22	2.713	1,582,140
500,000	Massachusetts Clean Water Trust, Revenue Bonds[2]	08/01/23	2.862	509,770
1,000,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/21	2.500	1,027,110
	Total Massachusetts			3,422,803

	Michigan (5.5%)
220,000	Detroit City School District, General Obligation Bonds, FGIC	05/01/20	6.000	245,758
350,000	Detroit City School District, General Obligation Bonds	05/01/23	5.000	398,822
95,000	Detroit City School District, General Obligation Bonds, BHAC, FGIC	05/01/25	5.250	107,954
90,000	Detroit City School District, General Obligation Bonds, AGM	05/01/27	5.250	108,346
325,000	Detroit City School District, General Obligation Bonds, AGM	05/01/29	6.000	402,743
1,510,000	Detroit City School District, General Obligation Bonds, AGM	05/01/30	5.250	1,814,250
105,000	Michigan Finance Authority, Revenue Bonds	05/01/19	5.000	111,677
1,425,000	New Haven Community Schools, General Obligation	05/01/26	3.000	1,497,803
	Total Michigan			4,687,353

	Minnesota (0.1%)
100,000	City of Minneapolis, Revenue Bonds[3]	08/03/17	0.820	100,000
	Total Minnesota			100,000

	Missouri (1.0%)
310,000	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds, AMBAC[2]	06/01/31	1.647	282,004
600,000	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds, AMBAC[2]	06/01/31	1.647	547,046
	Total Missouri			829,050

	Nebraska (0.5%)
355,000	Central Plains Energy Project, Revenue Bonds	09/01/27	5.000	396,173
	Total Nebraska			396,173

	New Jersey (18.2%)
2,000,000	New Jersey Economic Development Authority, Revenue Bonds	06/15/23	5.000	2,169,920
Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)

	New Jersey (continued)
$1,315,000	New Jersey Transit Corp., Revenue Bonds	09/15/19	5.000%	$ 1,389,034
1,125,000	New Jersey Transit Corp., Revenue Bonds	09/15/20	5.000	1,210,196
460,000	New Jersey Transit Corp., Revenue Bonds	09/15/21	5.000	502,260
300,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds	12/15/23	5.500	336,327
1,150,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[1]	12/15/26	0.000	763,577
1,850,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[1]	12/15/30	0.000	977,503
925,000	New Jersey Turnpike Authority, Revenue Bonds, NPFG[2]	01/01/30	1.435	842,328
1,200,000	New Jersey Turnpike Authority, Revenue Bonds, NPFG[2]	01/01/30	1.435	1,092,760
650,000	New Jersey Turnpike Authority, Revenue Bonds, NPFG[2]	01/01/30	1.488	591,910
5,900,000	Tobacco Settlement Financing Corp., Revenue Bonds[1]	06/01/41	0.000	1,697,725
14,365,000	Tobacco Settlement Financing Corp., Revenue Bonds[1]	06/01/41	0.000	4,016,741
	Total New Jersey			15,590,281

	New York (14.7%)
800,000	City of New York, General Obligation Bonds[3]	08/01/17	0.760	800,000
400,000	New York City Water & Sewer System, Revenue Bonds[3]	08/01/17	0.760	400,000
1,000,000	New York State Dormitory Authority, Revenue Bonds	02/15/25	5.000	1,229,230
120,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[2]	12/01/23	3.085	113,431
700,000	New York State Energy Research & Development Authority, Revenue Bonds, FGIC[2]	06/01/25	3.085	653,188
700,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[2]	12/01/25	3.082	671,019
1,865,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[2]	12/01/25	3.082	1,787,787
305,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[2]	12/01/26	3.065	292,342
600,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[2]	03/01/27	3.066	574,925
1,890,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[2]	07/01/27	3.061	1,768,133
110,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[2]	07/01/27	3.065	102,907
1,070,000	New York State Energy Research & Development Authority, Revenue Bonds, XLCA[2]	07/01/29	3.085	1,005,474
2,000,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[2]	05/01/34	1.593	1,790,832
1,000,000	Port Authority of New York & New Jersey, Revenue Bonds	10/15/27	5.000	1,219,900
200,000	Triborough Bridge & Tunnel Authority, Revenue Bonds[3]	08/01/17	0.720	200,000
	Total New York			12,609,168

	North Carolina (2.0%)
1,405,000	County of Mecklenburg, General Obligation Bonds	04/01/24	5.000	1,718,582
	Total North Carolina			1,718,582

	Pennsylvania (4.1%)
150,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/22	5.000	169,856
50,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/23	5.000	57,628
Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)

	Pennsylvania (continued)
$600,000	Geisinger Authority, Revenue Bonds[3]	08/01/17	0.720%	$ 600,000
215,000	School District of Philadelphia, General Obligation Bonds, AGM, FGIC	06/01/24	5.000	244,287
1,100,000	School District of Philadelphia, General Obligation Bonds	09/01/24	5.000	1,252,108
1,000,000	School District of Philadelphia, General Obligation Bonds	09/01/27	5.000	1,154,440
	Total Pennsylvania			3,478,319

	South Carolina (1.9%)
1,815,000	County of Greenwood, Revenue Bonds, AGM[2]	10/01/34	2.774	1,642,893
	Total South Carolina			1,642,893

	South Dakota (0.6%)
430,000	Educational Enhancement Funding Corp., Revenue Bonds	06/01/25	5.000	478,569
	Total South Dakota			478,569

	Texas (13.4%)
1,450,000	Aldine Independent School District, General Obligation Bonds	02/15/26	5.000	1,792,243
1,000,000	Allen Independent School District, General Obligation Bonds	02/15/25	5.000	1,226,860
325,000	City of Houston Airport System, Revenue Bonds, AGM[2]	07/01/30	2.401	300,172
750,000	City of Houston Airport System, Revenue Bonds, AGM[2]	07/01/30	2.421	693,031
725,000	City of Houston Airport System, Revenue Bonds, XLCA[2]	07/01/32	2.463	669,741
475,000	City of Houston Airport System, Revenue Bonds, XLCA[2]	07/01/32	2.467	436,123
525,000	City of Houston Airport System, Revenue Bonds, XLCA[2]	07/01/32	2.467	482,494
1,000,000	Dallas Love Field, Revenue Bonds	11/01/25	5.000	1,205,010
1,000,000	Houston Independent School District, General Obligation Bonds	02/15/25	5.000	1,229,230
2,000,000	State of Texas, General Obligation Bonds	04/01/25	5.000	2,467,320
380,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/19	5.250	411,525
95,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/20	5.250	105,362
400,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/21	5.250	451,764
	Total Texas			11,470,875

	Virginia (2.9%)
2,000,000	County of Arlington, General Obligation Bonds	08/15/25	5.000	2,493,620
	Total Virginia			2,493,620

	Washington (1.2%)
500,000	Port of Seattle, Revenue Bonds	06/01/23	5.000	583,910
425,000	Port of Seattle, Revenue Bonds	06/01/27	3.750	439,153
	Total Washington			1,023,063

	Wisconsin (3.7%)
280,000	County of Milwaukee Airport, Revenue Bonds	12/01/28	5.250	321,090

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)

	Wisconsin (continued)
$1,000,000	Public Finance Authority, Revenue Bonds[2]	07/01/29	2.000%	$ 1,002,930
1,500,000	State of Wisconsin, General Obligation Bonds	05/01/25	5.000	1,849,155
	Total Wisconsin			3,173,175

	Total Municipal Bonds (Identified cost $82,932,781)			85,101,060

TOTAL INVESTMENTS (Identified cost $82,932,781)[4]			99.4%	$85,101,060
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.6%	542,114
NET ASSETS			100.0%	$85,643,174

[1]	Security issued with a zero coupon. Income is recognized through accretion of discount.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the July 31, 2017 coupon or interest rate.
[3]
Variable rate demand note. The maturity date reflects the demand repayment dates. The interest rate changes on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of July 31, 2017.

[4]
The aggregate cost for federal income tax purposes is $82,932,781, the aggregate gross unrealized appreciation is $2,477,886 and the aggregate gross unrealized depreciation is $309,607, resulting in net unrealized appreciation of $2,168,279.

Abbreviations:

AGC	−	Assured Guaranty Corp.
AGM	−	Assured Guaranty Municipal Corp.
AMBAC	−	AMBAC Financial Group, Inc.
BHAC	−	Berkshire Hathaway Assurance Corporation.
FGIC	−	Financial Guaranty Insurance Company.
NPFG	−	National Public Finance Guarantee Corp.
XLCA	−	XL Capital Assurance, Inc.

FAIR VALUE MEASUREMENTS
BBH Intermediate Municipal Bond Fund (the "Fund") is required to disclose information regarding the fair value measurements of the Fund's assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund's own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three levels defined by the fair value hierarchy are as follows:
— Level 1 – unadjusted quoted prices in active markets for identical investments.
— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
— Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes "observable" requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser's perceived risk of that instrument.
Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.
Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include municipal bonds, investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of July 31, 2017.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of July 31, 2017
Municipal Bonds**	$ –	$ 85,101,060	$ –	$ 85,101,060
Total Investments, at value	$ –	$ 85,101,060	$ –	$ 85,101,060

*   The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended July 31, 2017.
** For geographical breakdown of municipal bond investments, refer to the Portfolio of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.
ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
BBH TRUST

By (Signature and Title)*

/s/ Jean-Pierre Paquin
Jean-Pierre Paquin
President - Principal Executive Officer

Date:  September  28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Jean-Pierre Paquin
Jean-Pierre Paquin
President - Principal Executive Officer

Date: September 28, 2017

By (Signature and Title)*

/s/ Charles H. Schreiber
Charles H. Schreiber
Treasurer - Principal Financial Officer

Date:  September 28, 2017

* Print name and title of each signing officer under his or her signature.